March 15, 2010

DREYFUS MANAGER FUNDS I
-DREYFUS S&P STARS FUND

Supplement to Prospectus
dated August 1, 2009

     The following information supersedes and replaces any contrary information contained in the section of the fund’s Prospectus entitled “Fund Summary-Portfolio Management” and “Fund Details-Management”:

     Elizabeth Slover, David M. Sealy and Barry K. Mills, CFA, serve as the primary portfolio managers of the fund, positions they have held since March 2010. Ms. Slover is a managing director and director of the core research team at The Boston Company Asset Management, LLC (TBCAM), a Dreyfus affiliate, where she has been employed since June 2005. She also has been employed by Dreyfus since November 2001. Mr. Sealy is a director and senior equity research analyst on the core research team at TBCAM, where he has been employed since 1997. He also has been employed by Dreyfus since June 2005. Mr. Mills is a director and equity research analyst on the core research team at TBCAM, where he has been employed since June 2005. He also has been employed by Dreyfus since 1999.

6016S0310

March 15, 2010

DREYFUS MANAGER FUNDS I
-DREYFUS S&P STARS OPPORTUNITIES
FUND

Supplement to Prospectus
dated August 1, 2009

     The following information supersedes and replaces any contrary information contained in the section of the fund’s Prospectus entitled “Fund Summary-Portfolio Management” and “Fund Details-Management”:

     Warren Chiang, CFA, Prabhu Palani, CFA, and C. Wesley Boggs, CFA, serve as the primary portfolio managers of the fund, positions they have held since March 2010. Mr. Chiang is managing director and head of active equity strategies at Mellon Capital Management Corporation (Mellon Capital), a Dreyfus affiliate, where he has been employed since 1997. Mr. Palani is a managing director and active equity strategist at Mellon Capital, where he has been employed since 2007. Prior to joining Mellon Capital, Mr. Palani was a senior vice president and member of the large cap portfolio management team at Franklin Templeton Investments from October 2002 through December 2006. Mr. Boggs is a vice president, senior portfolio manager and active equity strategist at Mellon Capital, where he has been employed since January 2001. Messrs. Chiang, Palani and Boggs have been employed by Dreyfus since September 2007.

6021S0310

March 15, 2010

Dreyfus Manager Funds I
-Dreyfus S&P STARS Fund
-Dreyfus S&P STARS Opportunities Fund
-Dreyfus Alpha Growth Fund

Supplement to Statement of Additional Information (the “SAI”)
dated August 1, 2009

     The following information supersedes and replaces any contrary information contained in the section of the Funds’ SAI entitled “Management Arrangements-Portfolio Management”:

     Elizabeth Slover, David M. Sealy and Barry K. Mills, CFA, serve as the primary portfolio managers of Dreyfus S&P STARS Fund. Ms. Slover and Messrs. Sealy and Mills are dual employees of Dreyfus and The Boston Company Asset Management, LLC, an affiliate of Dreyfus, and manage the Fund as employees of Dreyfus.

     Warren Chiang, CFA, Prabhu Palani, CFA, and C. Wesley Boggs, CFA, serve as the primary portfolio managers of Dreyfus S&P STARS Opportunities Fund. Messrs. Chiang, Palani and Boggs are dual employees of Dreyfus and Mellon Capital Management Corporation, an affiliate of Dreyfus, and manage the Fund as employees of Dreyfus. Messrs. Chiang, Palani and Boggs also currently manage Dreyfus Alpha Growth Fund.

     Additional Information About the Portfolio Managers. The following table lists the number and types of other accounts advised by the primary portfolio managers and assets under management in those accounts as of February 28, 2010:

	Registered
	Investment
Portfolio	Company	Assets	Pooled	Assets	Other	Assets
Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed
Elizabeth Slover	5	$930 Million	0	0	1	$8.7 Million
David M. Sealy	0	0	0	0	0	0
Barry K. Mills	2	$415.8 Million	0	0	0	0
Warren Chiang	25	$6.543 Billion	13	$1.157 Billion	88*	$7.243 Billion
Prabhu Palani	25	$6.543 Billion	13	$1.157 Billion	88*	$7.243 Billion
C. Wesley Boggs	25	$6.543 Billion	13	$1.157 Billion	88*	$7.243 Billion

________
*	29 of the other accounts co-managed by Messrs. Chiang, Palani and Boggs
($1.709 billion in aggregate assets) are subject to a performance-based advisory fee.

     None of the accounts managed by Ms. Slover and Mr. Mills are subject to a performance-based advisory fee.

     As of February 28, 2010, Ms. Slover and Messrs. Sealy and Mills did not beneficially own any shares of Dreyfus S&P STARS Fund and Messrs. Chiang, Palani and Boggs did not beneficially own any shares of Dreyfus S&P STARS Opportunities Fund.